Capitalization of PEMEX (Tables)	9 Months Ended
Sep. 30, 2021
Text Block [Abstract]
Disclosure of Detailed Information About Capitalization Prepared as Per IAS 34 Explanatory
The following table sets forth our capitalization as of September 30, 2021.

	As of September 30, 2021 (1)
	(millions of pesos or U.S. dollars)
Long-term leases (2)	Ps. 53,127	U.S. $	2,616
Long-term external debt	1,674,825		82,479
Long-term domestic debt	152,018		7,486

Total long-term debt (3)	1,826,843		89,965

Total long-term leases and long-term debt	1,879,970		92,581
Certificates of Contribution “A” (4)	692,781		34,117
Mexican Government contributions to Petróleos Mexicanos	43,731		2,154
Legal reserve	1,002		49
Accumulated other comprehensive result	(4,837)		(238)
Accumulated deficit from prior years	(2,723,476)		(134,122)
Net (loss) (5)	(100,094)		(4,929)

Total controlling interest	(2,090,893)		(102,969)
Total non-controlling interest	226		11

Total equity (deficit)	(2,090,667)		(102,958)

Total capitalization	(210,697)		(10,377)

Note:	Numbers may not total due to rounding.
(1)
Derived from September 2021 interim financial statements, which are unaudited. Convenience translations into U.S. dollars of amounts in pesos have been made at the established exchange rate of Ps. 20.3060 = U.S. $1.00 as of September 30, 2021. Such translations should not be construed as a representation that the peso amounts have been or could be converted into U.S. dollar amounts at the foregoing or any other rate.

(2)	Total long-term leases does not include short-term leases of Ps. 7,227 million (U.S. $356 million) as of September 30, 2021.
(3)	Total long-term debt does not include short-term indebtedness of Ps. 468,639 million (U.S. $23,079 million) as of September 30, 2021.
(4)	Equity instruments held by the Mexican Government.
(5)	Excluding amounts attributable to non-controlling interests of Ps. (143,602) million for the nine-month period ended September 30, 2021.
Source: PEMEX’s unaudited condensed consolidated interim financial statements.